Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising short-term remuneration (excluding remuneration subject to long-term objectives), Directors (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	€ 930	€ 1,036
Fixed	5,717	6,467
Variable - immediate payment in cash	2,827	3,079
Variable - immediate payment in instruments	2,829	3,079
Deferred variable in cash	1,697	1,847
Deferred variable in instruments	1,697	1,848
Total	14,767	16,320
Pension contribution	1,892	1,824
Other remuneration	3,719	3,542
Total	25,071	26,487
Ana Botín
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	41
Fixed	3,176
Variable - immediate payment in cash	1,688
Variable - immediate payment in instruments	1,689
Deferred variable in cash	1,013
Deferred variable in instruments	1,013
Total	8,579
Pension contribution	1,081
Other remuneration	961
Total	11,001	11,436
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	39
Fixed	2,541
Variable - immediate payment in cash	1,139
Variable - immediate payment in instruments	1,140
Deferred variable in cash	684
Deferred variable in instruments	684
Total	6,188
Pension contribution	811
Other remuneration	1,758
Total	9,086	9,160
Bruce Carnegie-Brown
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	75
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	700	700
Homaira Akbari
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	69
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	244	248
Javier Botin
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	34
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	129	129
Mr Álvaro Cardoso de Souza
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	11
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	39	183
R. Martin Chavez
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	40
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	147	374
Sol Daurella
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	70
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	230	239
Henrique de Castro
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	76
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	261	267
Gina Díez Barroso
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	52
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	172	130
Luis Isasi
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	82
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	1,000
Total	1,412	1,406
Ramiro Mato
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	90
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	500	499
Sergio Rial
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	36
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	131	879
Belén Romana
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	94
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	549	533
Pamela Walkden
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	78
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	323	303
German de la Fuente
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	40
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	137	0
Glenn Hutchins
Disclosure of transactions between related parties [line items]
Attendance fees and commissions	4
Fixed	0
Variable - immediate payment in cash	0
Variable - immediate payment in instruments	0
Deferred variable in cash	0
Deferred variable in instruments	0
Total	0
Pension contribution	0
Other remuneration	0
Total	10	0
Board of directors
Disclosure of transactions between related parties [line items]
Annual emolument	1,561	1,536
Board of directors | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | Bruce Carnegie-Brown
Disclosure of transactions between related parties [line items]
Annual emolument	280
Board of directors | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | Javier Botin
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | Mr Álvaro Cardoso de Souza
Disclosure of transactions between related parties [line items]
Annual emolument	24
Board of directors | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	48
Board of directors | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | Henrique de Castro
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | Gina Díez Barroso
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | Luis Isasi | Santander Spain
Disclosure of transactions between related parties [line items]
Compensation received as representative from subsidiary	1,000
Board of directors | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | Belén Romana
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	95
Board of directors | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	66
Board of directors | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	3
Executive committee
Disclosure of transactions between related parties [line items]
Annual emolument	1,020	1,020
Executive committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | Bruce Carnegie-Brown
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Javier Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Mr Álvaro Cardoso de Souza
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Gina Díez Barroso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Belén Romana
Disclosure of transactions between related parties [line items]
Annual emolument	170
Executive committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	0
Executive committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee
Disclosure of transactions between related parties [line items]
Annual emolument	301	270
Audit committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Bruce Carnegie-Brown
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	40
Audit committee | Javier Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Mr Álvaro Cardoso de Souza
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Annual emolument	40
Audit committee | Gina Díez Barroso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	40
Audit committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Audit committee | Belén Romana
Disclosure of transactions between related parties [line items]
Annual emolument	40
Audit committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	110
Audit committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	31
Audit committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee
Disclosure of transactions between related parties [line items]
Annual emolument	139	126
Appointments committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Bruce Carnegie-Brown
Disclosure of transactions between related parties [line items]
Annual emolument	75
Appointments committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Javier Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Mr Álvaro Cardoso de Souza
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	13
Appointments committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	25
Appointments committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Gina Díez Barroso
Disclosure of transactions between related parties [line items]
Annual emolument	25
Appointments committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Belén Romana
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	0
Appointments committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	1
Remuneration committee
Disclosure of transactions between related parties [line items]
Annual emolument	159	175
Remuneration committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Bruce Carnegie-Brown
Disclosure of transactions between related parties [line items]
Annual emolument	75
Remuneration committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Javier Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Mr Álvaro Cardoso de Souza
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	8
Remuneration committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	25
Remuneration committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Annual emolument	25
Remuneration committee | Gina Díez Barroso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	25
Remuneration committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Belén Romana
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	0
Remuneration committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	1
Risk supervision, regulation and compliance oversight committee
Disclosure of transactions between related parties [line items]
Annual emolument	241	268
Risk supervision, regulation and compliance oversight committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Bruce Carnegie-Brown
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Javier Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Mr Álvaro Cardoso de Souza
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	11
Risk supervision, regulation and compliance oversight committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Gina Díez Barroso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	40
Risk supervision, regulation and compliance oversight committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	40
Risk supervision, regulation and compliance oversight committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Belén Romana
Disclosure of transactions between related parties [line items]
Annual emolument	110
Risk supervision, regulation and compliance oversight committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	40
Risk supervision, regulation and compliance oversight committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	0
Risk supervision, regulation and compliance oversight committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee
Disclosure of transactions between related parties [line items]
Annual emolument	114	125
Responsible banking, sustainability and culture committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Bruce Carnegie-Brown
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	15
Responsible banking, sustainability and culture committee | Javier Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Mr Álvaro Cardoso de Souza
Disclosure of transactions between related parties [line items]
Annual emolument	4
Responsible banking, sustainability and culture committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	15
Responsible banking, sustainability and culture committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Gina Díez Barroso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	65
Responsible banking, sustainability and culture committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Belén Romana
Disclosure of transactions between related parties [line items]
Annual emolument	15
Responsible banking, sustainability and culture committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	0
Responsible banking, sustainability and culture committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee
Disclosure of transactions between related parties [line items]
Annual emolument	229	€ 245
Innovation and technology committee | Ana Botín
Disclosure of transactions between related parties [line items]
Annual emolument	74
Innovation and technology committee | José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Annual emolument	25
Innovation and technology committee | Bruce Carnegie-Brown
Disclosure of transactions between related parties [line items]
Annual emolument	25
Innovation and technology committee | Homaira Akbari
Disclosure of transactions between related parties [line items]
Annual emolument	25
Innovation and technology committee | Javier Botin
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Mr Álvaro Cardoso de Souza
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | R. Martin Chavez
Disclosure of transactions between related parties [line items]
Annual emolument	29
Innovation and technology committee | Sol Daurella
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Henrique de Castro
Disclosure of transactions between related parties [line items]
Annual emolument	25
Innovation and technology committee | Gina Díez Barroso
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Luis Isasi
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Ramiro Mato
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Sergio Rial
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Belén Romana
Disclosure of transactions between related parties [line items]
Annual emolument	25
Innovation and technology committee | Pamela Walkden
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | German de la Fuente
Disclosure of transactions between related parties [line items]
Annual emolument	0
Innovation and technology committee | Glenn Hutchins
Disclosure of transactions between related parties [line items]
Annual emolument	€ 1